Intangible Assets - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 2,705,081	$ 2,630,090
Accumulated amortization of intangible assets	1,666,144	1,466,155
Finite-Lived Intangible Assets, Net, Total	1,038,937	1,163,935
Brands [Member]
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	169,341	168,508
Accumulated amortization of intangible assets	114,064	101,197
Software development costs [Member]
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	945,178	880,764
Accumulated amortization of intangible assets	661,742	578,383
Customer Relationships
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	1,551,967	1,541,507
Accumulated amortization of intangible assets	858,201	756,463
Computer Software [Member]
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	38,595	39,311
Accumulated amortization of intangible assets	$ 32,137	$ 30,112